CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Condensed Balance Sheets (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Current assets
Cash and cash equivalents	¥ 1,020,604,191	$ 143,749,094	¥ 378,917,318	¥ 1,434,806,922
Short-term investments	635,070,394	89,447,794	1,941,432,848
Other current assets	12,097,018	1,703,829	22,055,970
Total current assets	3,884,019,494	547,052,704	5,470,343,990
Non-current assets
Total non-current assets	764,590,520	107,690,323	1,545,908,343
TOTAL ASSETS	4,648,610,014	654,743,027	7,016,252,333
Current liabilities
Others	33,957,234	4,782,776	32,195,710
Other current liabilities	33,957,234	4,782,776	32,195,710
Total current liabilities	777,742,901	109,542,797	2,530,902,347
Other non-current liabilities	226,035	31,836	314,287
Total non-current liabilities	53,890,626	7,590,336	163,440,981
Total liabilities	831,633,527	117,133,133	2,694,343,328
Shareholders' equity
Additional paid-in capital	4,813,679,585	677,992,589	4,805,240,472
Accumulated other comprehensive income	111,849,166	15,753,626	66,359,902
Retained earnings (accumulated deficit)	(335,625,776)	(47,271,902)	9,109,587
Total shareholders' equity	3,816,976,487	537,609,894	4,321,909,005
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	4,648,610,014	654,743,027	7,016,252,333
Class A ordinary shares
Shareholders' equity
Ordinary shares	154,483	21,758	154,483
Class B ordinary shares
Shareholders' equity
Ordinary shares	49,777	7,011	49,777
Parent Company
Current assets
Cash and cash equivalents	681,383,135	95,970,807	85,823,048
Short-term investments	366,279,947	51,589,452	1,149,961,626
Other current assets	378,978	53,378	4,395,552
Total current assets	1,471,926,705	207,316,541	1,642,843,934
Non-current assets
Investments in subsidiaries	50,291,278	7,083,378	54,820,009
Contractual interest in the VIEs and VIEs' subsidiaries	2,616,728,505	368,558,501	2,978,731,315
Total non-current assets	2,667,019,783	375,641,879	3,033,551,324
TOTAL ASSETS	4,138,946,488	582,958,420	4,676,395,258
Current liabilities
Others	321,969,994	45,348,525	319,983,531
Other current liabilities	321,969,994	45,348,525	319,983,531
Total current liabilities	321,969,994	45,348,525	354,486,246
Other non-current liabilities	7	1	7
Total non-current liabilities	7	1	7
Total liabilities	321,970,001	45,348,526	354,486,253
Shareholders' equity
Treasury shares	(773,130,748)	(108,893,188)	(559,005,216)
Additional paid-in capital	4,813,679,585	677,992,589	4,805,240,472
Accumulated other comprehensive income	111,849,166	15,753,626	66,359,902
Retained earnings (accumulated deficit)	(335,625,776)	(47,271,902)	9,109,587
Total shareholders' equity	3,816,976,487	537,609,894	4,321,909,005
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	4,138,946,488	582,958,420	4,676,395,258
Parent Company | Subsidiaries
Current assets
Short-term amounts due from subsidiaries (other than WFOE)	423,884,645	59,702,904	402,663,708
Current liabilities
Others			34,502,715
Other current liabilities			34,502,715
Parent Company | Class A ordinary shares
Shareholders' equity
Ordinary shares	154,483	21,758	154,483
Parent Company | Class B ordinary shares
Shareholders' equity
Ordinary shares	¥ 49,777	$ 7,011	¥ 49,777